Income Taxes (Roll-forward of Interest and Penalties Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of fiscal year	¥ 2,417	¥ 2,612	¥ 3,056
Total interest and penalties in the consolidated statements of operations	(156)	398	398
Total cash settlements, foreign exchange translation and other	275	203	(46)
Balance at end of fiscal year	¥ 2,848	¥ 2,417	¥ 2,612